UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   June 18, 2026 to July 17, 2026

Commission File Number of issuing entity:  333-255934-13

Central Index Key Number of issuing entity:  0002024812

BMO 2024-C9 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-255934

Central Index Key Number of depositor:  0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000927971

Bank of Montreal
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001968416

Argentic Real Estate Finance 2 LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000109380

Zions Bancorporation, N.A.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001722518

BSPRT CMBS Finance, LLC
(Exact name of sponsor as specified in its charter)

Paul Vanderslice (212) 885-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4315881
38-4315882
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 17, 2026 a distribution was made to holders of the certificates issued by BMO 2024-C9 Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the BMO 2024-C9 Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on July 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.06%	0	N/A

No assets securitized by BMO Commercial Mortgage Securities LLC (the "Depositor") and held by BMO 2024-C9 Mortgage Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from June 18, 2026 to July 17, 2026.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 ("Rule 15Ga-1") on May 13, 2026. The CIK number of the Depositor is 0001861132.

Bank of Montreal one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2026. The Central Index Key number for Bank of Montreal is 0000927971.

Goldman Sachs Mortgage Company ("GSMC"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 12, 2026. The Central Index Key number for GSMC is 0001541502.

Argentic Real Estate Finance 2 LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 21, 2026. The Central Index Key number for Argentic Real Estate Finance 2 LLC is 0001968416.

Wells Fargo Bank, National Association one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 5, 2026. The Central Index Key number for Wells Fargo Bank, National Association is 0000740906.

Societe Generale Financial Corporation one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 17, 2026. The Central Index Key number for Societe Generale Financial Corporation is 0001755531.

Starwood Mortgage Capital LLC  one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 11, 2026. The Central Index Key number for  Starwood Mortgage Capital LLC  is 0001548405.

Citi Real Estate Funding Inc. ("CREFI"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 10, 2026. The Central Index Key number for CREFI is 0001701238.

UBS AG ("UBS AG"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2026. The Central Index Key number for UBS AG is 0001685185.

KeyBank National Association ("KeyBank"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2026. The Central Index Key number for KeyBank is 0001089877.

Zions Bancorporation, N.A. one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on January 5, 2026. The Central Index Key number for Zions Bancorporation, N.A. is 0000109380.

LMF Commercial, LLC ("LMF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 7, 2026. The Central Index Key number for LMF is 0001592182.

BSPRT CMBS Finance, LLC one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 13, 2026. The Central Index Key number for BSPRT CMBS Finance, LLC is 0001722518.

Item 1A. Asset-Level Information.

Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2026 under Commission File No. 333-255934-13 and incorporated by reference herein).

Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2026 under Commission File No. 333-255934-13 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for BMO 2024-C9 Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	06/17/2026	$35,915.69
Current Distribution Date	07/17/2026	$26,000.00

Whole Loan Custodial Account(s) (680 Madison Avenue Whole Loan, 20 & 40 Pacifica Whole Loan, Texas SH Portfolio Whole Loan)
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

REO Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Computershare Trust Company, N.A., in its capacity as Certificate Administrator for BMO 2024-C9 Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	06/17/2026	$7,838.26
Current Distribution Date	07/17/2026	$7,584.60

Interest Reserve Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Excess Liquidation Proceeds Reserve Account
Prior Distribution Date	06/17/2026	$0.00
Current Distribution Date	07/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by BMO 2024-C9 Mortgage Trust, relating to the July 17, 2026 distribution.

(102) Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 31, 2026 under Commission File No. 333-255934-13 and incorporated by reference herein).

(103) Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 31, 2026 under Commission File No. 333-255934-13 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

/s/ Paul Vanderslice
Paul Vanderslice, Chief Executive Officer

Date: July 31, 2026